FAIR VALUE MEASUREMENTS - Summary of assets measured at fair value on recurring basis (Details) - Fair value measurements - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Short-term investments	¥ 72,500	¥ 18,505
Level 1
FAIR VALUE MEASUREMENTS
Short-term investments	48,187
Level 2
FAIR VALUE MEASUREMENTS
Short-term investments	¥ 24,313	¥ 18,505